Financial statements preparation - Voluntary presentation changes, net interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Interest income
Cash and balances with central banks		$ 185	$ 141
Collateral paid		74	55
Net ineffectiveness on qualifying hedges		(5)	(13)
Trading securities and financial assets measured at FVIS		281	283
Available-for-sale securities		984	930
Loans		14,943	14,678
Other financial assets		19	16
Total interest income	$ 16,968	16,481	16,090
Interest expense
Collateral received		(27)	(18)
Deposits and other borrowings		(4,653)	(4,368)
Trading liabilities		(385)	(574)
Debt issues		(2,392)	(2,088)
Loan capital		(398)	(376)
Bank levy		(192)	(186)
Other interest expense		(207)	(202)
Total interest expense	(8,705)	(8,254)	(7,812)
Net interest income	$ 8,263	8,227	8,278
Reported
Interest income
Cash and balances with central banks		185	140
Receivables due from other financial institutions		59	49
Net ineffectiveness on qualifying hedges		(5)	(13)
Trading securities and financial assets measured at FVIS		267	275
Available-for-sale securities		984	930
Loans		14,943	14,678
Regulatory deposits with central banks overseas		14	9
Other financial assets		34	22
Total interest income		16,481	16,090
Interest expense
Payables due to other financial institutions		(166)	(153)
Deposits and other borrowings		(4,653)	(4,368)
Trading liabilities		(385)	(574)
Debt issues		(2,392)	(2,088)
Loan capital		(398)	(376)
Bank levy		(192)	(186)
Other interest expense		(68)	(67)
Total interest expense		(8,254)	(7,812)
Net interest income		8,227	8,278
Presentation changes
Interest income
Cash and balances with central banks			1
Receivables due from other financial institutions		(59)	(49)
Collateral paid		74	55
Trading securities and financial assets measured at FVIS		14	8
Regulatory deposits with central banks overseas		(14)	(9)
Other financial assets		(15)	(6)
Interest expense
Payables due to other financial institutions		166	153
Collateral received		(27)	(18)
Other interest expense		$ (139)	$ (135)